May 31, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Ms. Deborah O’Neal-Johnson
Document Control — EDGAR

RE:	RiverSource Market Advantage Series, Inc.
RiverSource S&P 500 Index Fund

Post-Effective Amendment No. 43
File No. 33-30770/811-5897
Dear Ms. O’Neal-Johnson:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced fund does not differ from that contained in Registrant’s Post-Effective Amendment No. 43 (Amendment). This Amendment was filed electronically on May 26, 2011.
If you have any questions regarding this filing, please contact either Andrew Kirn at (612) 678-9052 or me at (212) 850-1703.
Sincerely,

/s/ Joseph L. D’Alessandro
Joseph L. D’Alessandro
Vice President and Group Counsel Ameriprise Financial, Inc.